Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000159026
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	$ 10,000		$ 10,117	$ 11,974	$ 10,882	$ 12,189	$ 12,488	$ 14,190	$ 12,824	$ 14,080	$ 16,981	$ 18,840
C000159027
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	10,000		10,058	11,828	10,659	11,849	12,053	13,590	12,186	13,275	15,890	17,496
C000159028
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	100,000		101,377	120,322	109,579	123,019	126,300	143,951	130,206	143,456	173,524	192,889
C000159029
Account Value [Line Items]
Line Graph and Table Measure Name		Tactical Dividend and Momentum Fund
Accumulated Value	10,000		10,084	11,925	10,809	12,088	12,367	14,040	12,660	13,885	16,724	18,526
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,004	15,174	14,823	18,037	21,148	26,074	23,932	28,914	36,541	42,515
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		12,004	15,174	14,823	18,037	21,148	26,074	23,932	28,914	36,541	42,515
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	100,000		120,040	151,742	148,229	180,371	211,484	260,739	239,317	289,138	365,406	425,147
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 12,004	$ 15,174	$ 14,823	$ 18,037	$ 21,148	$ 26,074	$ 23,932	$ 28,914	$ 36,541	$ 42,515